11 ACQUISITION OF HIP DIGITAL MEDIA: Schedule of Fair Value of Acquisition Consideration - Hip Digital Media (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Fair Value of Acquisition Consideration - Hip Digital Media

Estimated purchase price June 10, 2015	$6,090,497
Change in fair value of acquisition consideration payable in equity	(2,978,926)
Value of shares issued	(2,174,554)
December 31, 2015	937,017
Change in fair value of acquisition consideration payable in equity	(543,216)
Value of shares issued	(393,801)
December 31, 2016	$-